Summary of Significant Accounting Policies - Schedule of Financial Statements of Consolidated ABFE (Details) - consolidated ABFE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Restricted cash	¥ 430,085	¥ 108,142
Prepaid expenses and other assets	16,557	10,318
Loans at fair value	321,153	382,058
Financing receivables	902,462
Financial investments	19,460	6,587
Total assets	1,689,717	507,105
Liabilities
Accounts payable	3,265	649
Payable to investors of the consolidated ABFE	1,294,792	368,022
Accrued expenses and other liabilities	6,067	107
Total liabilities	1,304,124	368,778
Net revenue	101,979
Net income/(loss)	(66,883)	66,603	(68,024)
Net cash provided by operating activities	127,106	299,841	211,185
Net cash used in investing activities	(1,045,928)	(329,459)	(900,142)
Net cash provided by/(used in) financing activities	¥ 926,618	¥ (79,281)	¥ 818,305